Non-Controlling Interest in Consolidated Subsidiaries (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 4,409		$ 74,509	$ 75,197
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			73,151	72,128
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			312	288
Proximity Americas Division
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			1,046	1,004
Envoy Solutions
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			$ 0	$ 1,777

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3